Financial result	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Financial result
4.4 Financial result

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in thousands)	2022	2021	2022	2021

Interest income	1,098	—	1,392	—
Interest income on employee benefits	16	5	32	12
Financial income	1,114	5	1,424	12
Bank charges	(214)	(342)	(433)	(534)
Interest expenses leases	(1,302)	(675)	(2,562)	(992)
Interest expenses on employee benefits	(20)	(8)	(40)	(17)
Financial expenses	(1,536)	(1,025)	(3,035)	(1,543)
Foreign exchange gain/(losses)	32,203	(337)	49,316	792
Change in fair value of foreign exchange derivatives	69	(43)	146	1,507
Foreign exchange result	32,272	(380)	49,462	2,299
Financial result	31,850	(1,400)	47,851	768
The increase in foreign exchange gain/(losses) during the three and six months period ended June 30, 2022 was primarily due to the positive effect generated from the fluctuation in the exchange rates, in particular the CHF/USD exchange rate exposure related to our cash and cash equivalents.